CONVERTIBLE NOTES PAYABLE AND NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2021
NOTES PAYABLE
Schedule of Convertible notes payable
Convertible notes payable consisted of the following:

	December 31, 2021	December 31, 2020

Convertible note payable to investor (the “UAHC Note”) dated October 10, 2017, with interest at 10%, an OID of $70,000, due October 6, 2019, convertible into shares of the Company’s common stock at a discount of 60% of the average of the three lowest closing bid prices of the Company’s common stock during the 20 trading days prior to conversion. The UAHC Note includes a warrant to purchase 5,000,000 shares of the Company’s common stock at a price of $0.10 per share. The UAHC Note is secured by substantially all assets of the Company. The investor converted a total of $37,767 of principal and accrued interest of this note into 37,767,405 shares of the Company’s common stock. This note was amended on October 12, 2020 whereby the maturity due date was extended to December 31, 2022 with monthly payments required commencing October 1, 2020. A final note settlement agreement was executed on January 27, 2021.

	-	581,723

Convertible note payable to investor (the “Iliad Note”) dated November 5, 2018 totaling $500,000, plus OID of $225,000 and legal fees of $20,000. The Iliad Note bears interest at 10% and matures on November 5, 2020. Total available under note is $5,520,000, including $500,000 OID (and $20,000 in legal fees applied to the first $500,000 tranche). The Iliad Note is convertible into shares of the Company’s common stock after 180 days at a discount of 35% of the average of the three lowest closing bid prices of the Company’s common stock during the 20 trading days prior to conversion. The Company borrowed $1,925,000 (including OID of $175,000) under this note during the year ended December 31, 2019. The investor converted a total of $458,360 of principal and accrued interest of this note into 214,880,617 shares of the Company’s common stock and was repaid $194,637 by the Company during the year ended December 31, 2020.  The Iliad Note is secured by substantially all assets of the Company.  This note was amended on October 12, 2020 whereby the maturity due date was extended to December 31, 2022 with monthly payments required commencing October 1, 2020. A final note settlement agreement was executed on January 27, 2021.

	-	1,842,003

Convertible note payable with an accredited investor dated October 31, 2016, with interest at 0%, due October 31, 2017, convertible at $0.007 per share. This note is currently in default.	$10,500	$10,500

Total convertible notes payable	10,500	3,225,225
Less debt discounts	-	(1,154,327)
Convertible notes payable, net	10,500	2,070,898
Less current portion of convertible notes, net	(10,500)	(2,070,898)
Long-term convertible notes payable, net	$-	$-